FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Hedging instrument, assets		$ 5
Cash Flow Hedges
Disclosure of financial assets [line items]
Hedging instrument, assets		5
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	$ 138	159
Derivative financial instruments | Level 1 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Level 2 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	9	42
Derivative financial instruments | Level 3 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	129	117
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,688	12,656
Loans and borrowings | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	12,708	12,649
Loans and borrowings | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Carrying value	128	13
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	14	13
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 114	$ 0